Average Annual Total Returns - VIPOverseasPortfolio-InitialServiceService2PRO - VIPOverseasPortfolio-InitialServiceService2PRO - VIP Overseas Portfolio	Apr. 29, 2023
VIP Overseas Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(24.48%)
Past 5 years	2.61%
Past 10 years	5.74%
VIP Overseas Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(24.58%)
Past 5 years	2.51%
Past 10 years	5.64%
VIP Overseas Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(24.68%)
Past 5 years	2.35%
Past 10 years	5.48%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%